Offerings - Offering: 1	Aug. 01, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 303,791,807
Amount of Registration Fee	$ 28,161.5
Carry Forward Form Type	S-3
Carry Forward File Number	333-266599
Carry Forward Initial Effective Date	Aug. 05, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 28,161.5
Offering Note
(1)
The Company previously registered the offer and sale of shares of its common stock having an aggregate offering price of $500,000,000 by means of a 424(b)(5) prospectus supplement, dated August 5, 2022 (the “2022 Prospectus Supplement”), filed with the Securities and Exchange Commission (“SEC”) pursuant to a registration statement on Form S-3 (Registration No. 333-266599) filed with the SEC on August 5, 2022 (the “2022 Registration Statement”). In connection with the filing of the 2022 Prospectus Supplement, the Company paid a filing fee of $28,161.50 in connection with the registration of shares of common stock having a maximum aggregate offering price of $500,000,000 to be issued and sold under a Distribution Agreement, insofar as relevant here, between the Registrant and BofA Securities, Inc., Barclays Capital Inc., BTIG, LLC, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, J.P. Morgan Securities LLC, Nomura Securities International, Inc., Raymond James & Associates, Inc., RBC Capital Markets, LLC and Wells Fargo Securities, LLC, as amended on August 4, 2025. Of those shares of common stock, shares of common stock having an aggregate offering price of $196,208,193 have been sold and shares of common stock with a maximum aggregate offering price of $303,791,807 remain unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include the shares of common stock having an aggregate offering price of $303,791,807 previously registered on the 2022 Registration Statement. The registration fees with respect to any unissued shares of common stock paid in connection with the 2022 Prospectus Supplement will continue to be applied to such securities. Pursuant to Rule 415(a)(6), the offering of any unsold securities registered under the 2022 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.